Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets [Abstract]
Amortization expense	$ 0.1	$ 0.1	$ 0.3	$ 0.2	$ 0.6	$ 0.5
Intangible assets					$ 1.0